UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2012

Date of reporting period: 9/30/2012

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.8%

Consumer Discretionary – 13.0%
Auto Components - 1.2%
Drew Industries [1]	211,088	$6,376,968
Fuel Systems Solutions [1]	70,700	1,215,333

		7,592,301

Diversified Consumer Services - 0.6%
Lincoln Educational Services	828,293	3,478,831

Household Durables - 1.3%
Cavco Industries [1]	105,704	4,850,756
Skullcandy [1,2]	212,600	2,923,250

		7,774,006

Internet & Catalog Retail - 0.8%
GS Home Shopping	20,200	2,008,323
Manutan International	44,100	1,753,958
Vitacost.com [1]	177,100	1,200,738

		4,963,019

Leisure Equipment & Products - 0.6%
Callaway Golf	440,912	2,707,200
Piscines Desjoyaux	139,905	819,819

		3,527,019

Media - 0.2%
Saraiva S/A Livreiros Editores	105,300	1,194,673

Specialty Retail - 5.6%
Buckle (The)	76,025	3,453,816
Cato Corporation (The) Cl. A	124,300	3,692,953
Citi Trends [1]	168,636	2,117,225
hhgregg [1,2]	397,043	2,739,597
Jos. A. Bank Clothiers [1]	63,570	3,081,873
Kirkland’s [1]	393,977	3,912,192
Padini Holdings	5,240,000	3,600,196
Shoe Carnival	238,300	5,607,199
Stein Mart [1]	624,610	5,315,431

		33,520,482

Textiles, Apparel & Luxury Goods - 2.7%
Calida Holding	48,608	1,328,257
K-Swiss Cl. A [1]	379,515	1,301,736
Maidenform Brands [1]	109,700	2,246,656
Perry Ellis International [1]	330,330	7,283,776
True Religion Apparel	126,700	2,702,511
Van de Velde	27,550	1,255,041

		16,117,977

Total		78,168,308

Consumer Staples – 2.2%
Food Products - 1.9%
Asian Citrus Holdings	4,118,000	2,124,309
Legumex Walker [1]	343,800	2,899,097
Sipef	30,900	2,551,241
Super Group	2,000,000	3,569,100
Waterloo Investment Holdings [1,3]	1,303,907	189,458

		11,333,205

Personal Products - 0.3%
Nutraceutical International [1]	111,600	1,758,816

Total		13,092,021

Energy – 7.7%
Energy Equipment & Services - 5.8%
Canadian Energy Services & Technology	491,500	5,289,462
Dawson Geophysical [1]	109,429	2,764,176
Geodrill [1]	940,100	1,510,892
Geospace Technologies [1]	20,716	2,535,846
Gulf Island Fabrication	159,688	4,450,505
Lamprell	1,230,600	2,185,889
Natural Gas Services Group [1]	210,075	3,140,621
Tesco Corporation [1]	294,080	3,140,774
TGC Industries [1]	477,777	3,439,994
Total Energy Services	365,800	5,923,646
Union Drilling [1]	51,969	337,279

		34,719,084

Oil, Gas & Consumable Fuels - 1.9%
Gran Tierra Energy [1]	444,100	2,295,997
Renewable Energy Group [1]	192,800	1,282,120
Sprott Resource [1]	1,128,300	4,533,400
Triangle Petroleum [1]	456,104	3,265,705
Uranium Resources [1]	551,225	281,125

		11,658,347

Total		46,377,431

Financials – 6.3%
Capital Markets - 2.3%
FBR & Co. [1]	575,709	1,778,941
Gluskin Sheff + Associates	208,500	3,102,792
GMP Capital	295,700	1,753,567
INTL FCStone [1]	233,469	4,449,919
U.S. Global Investors Cl. A	198,700	1,216,044
Westwood Holdings Group	44,427	1,733,097

		14,034,360

Commercial Banks - 0.7%
Bancorp (The) [1]	202,528	2,079,963
BCB Holdings [1]	1,303,907	310,568
Pacific Continental	178,800	1,596,684

		3,987,215

Diversified Financial Services - 0.3%
Hellenic Exchanges	369,300	1,665,737

Insurance - 1.4%
American Safety Insurance Holdings [1]	135,000	2,523,150
eHealth [1]	235,041	4,411,719
Navigators Group [1]	29,536	1,453,910

		8,388,779

Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings	458,930	6,411,252
Midland Holdings	4,189,000	2,490,478
Syswin ADR [1]	550,568	1,029,562

		9,931,292

Total		38,007,383

Health Care – 9.3%
Biotechnology - 0.8%
Burcon NutraScience [1]	140,303	620,139
Dyax Corporation [1]	717,416	1,865,282
Lexicon Pharmaceuticals [1]	1,018,079	2,361,943

		4,847,364

Health Care Equipment & Supplies - 3.9%
Anika Therapeutics [1]	58,583	879,917
Cerus Corporation [1,2]	555,557	1,888,894
CryoLife	282,589	1,898,998
Exactech [1]	211,298	3,767,443
Merit Medical Systems [1]	186,035	2,777,502
SurModics [1]	217,181	4,391,400
Syneron Medical [1]	454,485	4,431,229
Young Innovations	37,857	1,480,209
ZELTIQ Aesthetics [1,2]	303,069	1,709,309

		23,224,901

Health Care Providers & Services - 1.8%
CorVel Corporation [1]	63,023	2,820,279
PDI [1]	528,720	4,213,898
U.S. Physical Therapy	143,560	3,966,563

		11,000,740

Health Care Technology - 0.2%
Epocrates [1,2]	107,700	1,254,705

Life Sciences Tools & Services - 1.1%
BG Medicine [1]	183,550	675,464
BioClinica [1]	218,985	1,399,314
EPS	1,500	4,295,874

		6,370,652

Pharmaceuticals - 1.5%
Unichem Laboratories	524,000	1,947,180
Vetoquinol	194,675	5,988,999
Zogenix [1]	439,978	1,170,342

		9,106,521

Total		55,804,883

Industrials – 18.7%
Aerospace & Defense - 0.3%
American Science & Engineering	22,000	1,443,420
Ducommun [1]	42,473	577,633

		2,021,053

Building Products - 1.7%
AAON	200,156	3,941,071
Quanex Building Products	197,500	3,720,900
WaterFurnace Renewable Energy	132,500	2,260,223

		9,922,194

Commercial Services & Supplies - 0.9%
Courier Corporation	135,418	1,654,808
Ennis	241,449	3,962,178

		5,616,986

Construction & Engineering - 1.9%
Layne Christensen [1]	181,169	3,552,724
Raubex Group	1,639,236	2,973,984
Severfield-Rowen	758,174	1,750,747
Sterling Construction [1]	317,947	3,173,111

		11,450,566

Electrical Equipment - 2.6%
Elektrobudowa	39,994	1,337,024
Global Power Equipment Group	307,888	5,692,849
Graphite India	2,332,200	3,577,116
LSI Industries	502,413	3,386,264
Voltamp Transformers	200,000	1,782,159

		15,775,412

Machinery - 6.5%
AIA Engineering	146,793	989,381
Burckhardt Compression Holding	14,000	4,156,832
CB Industrial Product Holding	1,838,000	1,593,555
Foster (L.B.) Company	125,376	4,054,660
FreightCar America	203,391	3,618,326
Gorman-Rupp Company	44,670	1,206,090
Graham Corporation	313,678	5,668,161
Kadant [1]	165,331	3,834,026
Key Technology [1]	216,129	2,074,838
Pfeiffer Vacuum Technology	30,200	3,225,375
RBC Bearings [1]	67,722	3,257,428
Semperit AG Holding	136,013	5,313,417

		38,992,089

Marine - 0.1%
Euroseas	623,344	698,145

Professional Services - 2.3%
CRA International [1]	176,706	3,053,480
Exponent [1]	66,897	3,819,150
GP Strategies [1]	372,208	7,191,058

		14,063,688

Road & Rail - 2.1%
Marten Transport	370,280	6,505,820
Patriot Transportation Holding [1]	207,440	5,783,427

		12,289,247

Trading Companies & Distributors - 0.3%
Houston Wire & Cable	149,400	1,607,544

Total		112,436,924

Information Technology – 13.3%
Communications Equipment - 2.8%
Anaren [1]	367,984	7,356,000
Digi International [1]	335,810	3,411,830
KVH Industries [1]	258,000	3,480,420
Parrot [1]	89,720	2,825,872

		17,074,122

Computers & Peripherals - 1.0%
Avid Technology [1]	82,093	776,600
Novatel Wireless [1]	1,285,436	2,545,163
Super Micro Computer [1]	229,711	2,763,424

		6,085,187

Electronic Equipment, Instruments & Components - 1.8%
Diploma	300,000	2,302,542
Domino Printing Sciences	154,852	1,384,054
Electro Rent	127,600	2,257,244
Fabrinet [1]	145,469	1,685,986
Inficon Holding	6,550	1,384,519
Nice	187,682	627,070
Vaisala Cl. A	57,084	1,170,024

		10,811,439

Internet Software & Services - 0.5%
Envestnet [1]	129,400	1,513,980
World Energy Solutions [1]	358,700	1,502,953

		3,016,933

IT Services - 0.7%
CSE Global	1,637,500	1,160,875
Forrester Research	43,731	1,258,141
Neurones	160,000	1,685,985

		4,105,001

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries [1]	319,200	3,932,544
ATMI [1]	244,100	4,532,937
AXT [1]	951,747	3,216,905
GSI Technology [1]	471,561	2,334,227
Integrated Silicon Solution [1]	485,700	4,497,582
Mindspeed Technologies [1]	360,200	1,246,292
Rudolph Technologies [1]	349,093	3,665,476
Sigma Designs [1]	652,564	4,313,448
Ultra Clean Holdings [1]	351,976	2,009,783

		29,749,194

Software - 1.6%
Monotype Imaging Holdings	255,617	3,985,069
VASCO Data Security International [1]	570,853	5,354,601

		9,339,670

Total		80,181,546

Materials – 15.0%
Chemicals - 2.7%
C. Uyemura & Co.	60,800	2,150,282
Huchems Fine Chemical	145,000	3,502,935
LSB Industries [1]	75,400	3,307,798
Quaker Chemical	105,859	4,940,440
Societe Internationale de Plantations d’Heveas	30,285	2,575,575

		16,477,030

Construction Materials - 0.1%
Mardin Cimento Sanayii	222,000	627,492

Metals & Mining - 12.2%
Alamos Gold	238,200	4,630,253
Allied Nevada Gold [1]	129,829	5,071,121
Argonaut Gold [1]	234,500	2,430,633
Aureus Mining [1]	653,000	790,428
Bear Creek Mining [1]	518,300	1,955,949
Castle (A.M.) & Co. [1]	112,057	1,399,592
Endeavour Mining [1]	1,285,500	2,902,868
Endeavour Silver [1]	519,600	5,185,608
Entree Gold [1]	602,466	349,430
Goldgroup Mining [1]	767,100	351,129
Horsehead Holding Corporation [1]	511,100	4,773,674
Imdex	782,292	1,330,814
International Tower Hill Mines [1]	329,800	939,930
Lumina Copper [1]	406,200	4,173,146
Materion Corporation	65,300	1,554,140
McEwen Mining [1,2]	804,196	3,691,260
NorthIsle Copper and Gold [1]	360,000	43,943
Olympic Steel	264,228	4,460,169
Phoscan Chemical [1]	2,968,200	951,056
Pilot Gold [1]	1,469,325	2,540,792
Quaterra Resources [1]	895,000	327,738
Revett Minerals [1]	133,341	474,694
Richmont Mines [1,2]	489,300	2,329,068
Saracen Mineral Holdings [1]	3,750,000	1,925,489
Scorpio Mining [1]	1,094,600	1,258,161
Silvercorp Metals	416,600	2,699,568
Soltoro [1]	810,400	461,625
Synalloy Corporation	93,641	1,292,246
Timmins Gold [1]	912,200	2,581,526
Torex Gold Resources [1]	1,009,000	2,175,852
Universal Stainless & Alloy Products [1]	159,236	5,915,617
Village Main Reef	3,750,000	540,670
Western Copper and Gold [1]	720,000	504,000
Wildcat Silver [1]	986,200	1,284,036

		73,296,225

Total		90,400,747

Telecommunication Services – 1.5%
Diversified Telecommunication Services - 1.5%
Atlantic Tele-Network	136,505	5,866,985
Neutral Tandem [1]	329,730	3,092,867

Total		8,959,852

Utilities – 0.2%
Independent Power Producers & Energy Traders - 0.2%
Alterra Power [1]	1,844,000	975,364

Total		975,364

Miscellaneous [4] – 4.6%
Total		28,003,237

TOTAL COMMON STOCKS
(Cost $499,451,675)		552,407,696

REPURCHASE AGREEMENT – 7.7%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $46,723,467 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$47,660,000)
(Cost $46,723,000)		46,723,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $7,821,092)		7,821,092

TOTAL INVESTMENTS – 100.8%
(Cost $553,995,767)		606,951,788

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.8)%		(5,008,715)

NET ASSETS – 100.0%		$601,943,073

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2012 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Consumer Discretionary – 31.6%
Auto Components - 2.5%
Dorman Products [1]	593,026	$18,686,249

Hotels, Restaurants & Leisure - 0.8%
International Speedway Cl. A	201,476	5,715,874

Media - 0.7%
World Wrestling Entertainment Cl. A	655,779	5,279,021

Specialty Retail - 16.7%
American Eagle Outfitters	607,115	12,797,984
Ascena Retail Group [1]	878,480	18,843,396
Buckle (The)	458,441	20,826,975
Cato Corporation (The) Cl. A	376,792	11,194,490
Guess?	538,754	13,695,127
Jos. A. Bank Clothiers [1]	450,162	21,823,854
Shoe Carnival	811,843	19,102,666
Stein Mart [1]	660,579	5,621,527

		123,906,019

Textiles, Apparel & Luxury Goods - 10.9%
Barry (R.G.)	137,910	2,032,793
Crocs [1,2]	195,700	3,172,297
Deckers Outdoor [1,2]	371,586	13,614,911
G-III Apparel Group [1]	507,094	18,204,675
Maidenform Brands [1]	686,925	14,068,224
Steven Madden [1]	409,342	17,896,432
Vera Bradley [1,2]	488,300	11,645,955

		80,635,287

Total		234,222,450

Consumer Staples – 3.3%
Food & Staples Retailing - 0.4%
Village Super Market Cl. A	80,971	2,976,494

Food Products - 0.5%
J&J Snack Foods	63,972	3,667,515

Personal Products - 2.4%
Inter Parfums	536,625	9,820,238
Nu Skin Enterprises Cl. A	211,727	8,221,359

		18,041,597

Total		24,685,606

Energy – 6.5%
Energy Equipment & Services - 5.4%
Atwood Oceanics [1]	76,313	3,468,426
Helmerich & Payne	34,400	1,637,784
Matrix Service [1]	843,608	8,916,937
Oil States International [1]	78,700	6,253,502
Unit Corporation [1]	479,375	19,894,062

		40,170,711

Oil, Gas & Consumable Fuels - 1.1%
Cimarex Energy	67,118	3,929,759
Energen Corporation	75,700	3,967,437

		7,897,196

Total		48,067,907

Financials – 12.2%
Capital Markets - 1.8%
Federated Investors Cl. B	634,697	13,131,881

Commercial Banks - 1.4%
City Holding Company	286,840	10,280,346

Insurance - 7.5%
Allied World Assurance Company Holdings	162,225	12,531,881
Alterra Capital Holdings	328,303	7,859,574
Aspen Insurance Holdings	392,869	11,978,576
Meadowbrook Insurance Group	889,874	6,843,131
Montpelier Re Holdings	343,377	7,598,933
Reinsurance Group of America	150,600	8,715,222
Validus Holdings	9,985	338,591

		55,865,908

Thrifts & Mortgage Finance - 1.5%
Genworth MI Canada	536,300	11,379,532

Total		90,657,667

Health Care – 8.7%
Biotechnology - 0.2%
Emergent Biosolutions [1]	124,411	1,767,880

Health Care Equipment & Supplies - 0.4%
ICU Medical [1]	44,175	2,671,704

Health Care Providers & Services - 7.2%
Chemed Corporation	315,895	21,888,365
Magellan Health Services [1]	170,367	8,792,641
MEDNAX [1]	200,509	14,927,895
U.S. Physical Therapy	286,319	7,910,994

		53,519,895

Pharmaceuticals - 0.9%
Obagi Medical Products [1]	541,242	6,716,813

Total		64,676,292

Industrials – 6.8%
Aerospace & Defense - 2.1%
Cubic Corporation	311,800	15,608,708

Electrical Equipment - 1.4%
AZZ	269,141	10,221,975

Machinery - 1.5%
Alamo Group	240,602	8,127,535
Miller Industries	178,276	2,861,330

		10,988,865

Trading Companies & Distributors - 1.8%
Applied Industrial Technologies	332,097	13,758,779

Total		50,578,327

Information Technology – 20.9%
Communications Equipment - 5.1%
NETGEAR [1]	560,796	21,388,759
Plantronics	462,565	16,342,422

		37,731,181

Computers & Peripherals - 1.1%
Super Micro Computer [1]	700,255	8,424,068

Electronic Equipment, Instruments & Components - 6.2%
Fabrinet [1]	961,848	11,147,818
Littelfuse	221,716	12,535,822
Multi-Fineline Electronix [1]	212,329	4,788,019
Rofin-Sinar Technologies [1]	363,053	7,163,036
Vishay Intertechnology [1]	1,064,000	10,459,120

		46,093,815

IT Services - 2.7%
Convergys Corporation	524,800	8,223,616
ManTech International Cl. A	492,080	11,809,920

		20,033,536

Office Electronics - 0.7%
Zebra Technologies Cl. A [1]	127,000	4,767,580

Semiconductors & Semiconductor Equipment - 5.1%
GSI Technology [1]	817,326	4,045,764
Integrated Silicon Solution [1]	325,665	3,015,658
IXYS Corporation [1,2]	736,593	7,307,002
MKS Instruments	460,572	11,739,980
Teradyne [1]	592,300	8,422,506
Ultra Clean Holdings [1]	607,204	3,467,135

		37,998,045

Total		155,048,225

Materials – 3.8%
Chemicals - 3.4%
Innophos Holdings	140,400	6,807,996
Innospec [1]	532,668	18,068,099

		24,876,095

Containers & Packaging - 0.4%
UFP Technologies [1]	183,466	3,227,167

Total		28,103,262

Miscellaneous [4] – 2.5%
Total		18,380,805

TOTAL COMMON STOCKS
(Cost $599,543,895)		714,420,541

REPURCHASE AGREEMENT – 4.4%
Fixed Income Clearing Corporation,
0.12% dated 9/28/12, due 10/1/12,
maturity value $32,660,327 (collateralized
by obligations of various U.S. Government
Agencies, 0.25% due 6/30/14, valued at
$33,315,000)
(Cost $32,660,000)		32,660,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0161%)
(Cost $24,022,491)		24,022,491

TOTAL INVESTMENTS – 103.9%
(Cost $656,226,386)		771,103,032

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.9)%		(29,021,690)

NET ASSETS – 100.0%		$742,081,342

[1]	Non-income producing.
[2]	All or a portion of these securities were on loan at September 30, 2012. Total market value of loaned securities as of September 30, 2012, was as follows:

	Fund	Market Value

	Royce Capital Fund - Micro-Cap Portfolio	$7,336,317
	Royce Capital Fund - Small-Cap Portfolio	23,983,799

[3]
A security for which market quotations are not readily available represents 0.0% of net assets for Royce Capital Fund - Micro Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund’s Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[4]	Includes securities first acquired in 2012 and less than 1% of net assets.

TAX INFORMATION:
At September 30, 2012, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Capital Fund - Micro-Cap Portfolio	$554,171,108	$52,780,680	$128,014,733	$75,234,053
Royce Capital Fund - Small-Cap Portfolio	656,669,235	114,433,797	144,230,678	29,796,881

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2012. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Capital Fund - Micro-Cap Portfolio
Common Stocks	$552,218,238	$–	$189,458	$552,407,696
Cash Equivalents	7,821,092	46,723,000	–	54,544,092
Royce Capital Fund - Small-Cap Portfolio
Common Stocks	714,420,541	–	–	714,420,541
Cash Equivalents	24,022,491	32,660,000	–	56,682,491

Level 3 Reconciliation:

		Realized and Unrealized
	Balance as of 12/31/11	Gain (Loss)	Balance as of 9/30/12
Royce Capital Fund - Micro-Cap Portfolio
Common Stocks	$182,286	$7,172	$189,458

Repurchase Agreements:

 The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:

 The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)       The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 20, 2012

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: November 20, 2012